OTHER BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of other borrowings [Abstract]
Advances from the FHLB	$ 30,000	$ 30,000
Other	9	12
Total	30,009	30,012
Federal Home Loan Banks [Abstract]
Federal home loan bank stock	8,600
Unused borrowing capacity with FHLB	798,400
Interest expense on FHLB advances	200	500	$ 700
FHLB advances prepaid	$ 0	0	0
FHLB stock as percentages of outstanding advances	4.50%
Short-term Debt [Abstract]
Interest expense on federal funds purchased	$ 0	10	80
Available for sale and loans, pledged to secure other borrowings	$ 1,900,000
Minimum [Member]
Federal Home Loan Banks [Abstract]
Federal home loan bank, advances, interest rate	132.00%
FHLB stock as percentages of unpaid principal balance	0.10%
Maximum [Member]
Federal Home Loan Banks [Abstract]
Federal home loan bank, advances, interest rate	165.00%
Fixed-Rate Advances [Member]
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
Fixed-rate advances - 2027 and thereafter	$ 30,000	$ 30,000
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
Fixed-rate advances - 2027 and thereafter, Rate	0.74%	0.74%
Federal Reserve Bank Advances [Member]
Short-term Debt [Abstract]
Borrowings	$ 0	$ 0
Average borrowings	0	$ 1,546	$ 305
Unused borrowing capacity	$ 383,400